Label	Element	Value
First Investors Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fiif_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 29, 2016

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2016

In response to amendments to the rules governing money market funds, the Board of Trustees of the First Investors Cash Management Fund (“Cash Management Fund”) and the First Investors Life Series Cash Management Fund (“Life Series Cash Management Fund”) have approved the repositioning of the Funds into government money market funds. As a result, please note the following changes, effective as of October 3, 2016, to the First Investors Funds documents listed above:

1.
All references to the “Cash Management Fund” and the “Life Series Cash Management Fund” in any of the above listed documents are replaced with “Government Cash Management Fund” and “Life Series Government Cash Management Fund”, respectively.

2.	In “The Funds Summary Section” of the prospectus for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”:

●	The following is added after the last sentence in “Market Risk”:

The conversion of money market funds to “government money market funds” could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.

●	The disclosure regarding Regulatory Risk is deleted in its entirety.

●	The following is added as a principal risk:

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price, the Underlying Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Strategic Income Fund